Cover	Apr. 28, 2022
Cover [Abstract]
Entity Registrant Name	CARO HOLDINGS INC.
Entity Central Index Key	0001678105
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 28, 2022
Entity Ex Transition Period	false
Entity Address Address Line 3	5
Entity Incorporation State Country Code	NV
Entity File Number	333-212268
Entity Address Address Line 1	848 Brickell Ave
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33131
City Area Code	604
Local Phone Number	445-4873
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 2	Pent